Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Note	2016	2017	2018
Numerator (in RMB millions):
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share		625	1,828	10,197

Denominator (in millions):
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share	(i)	23,947	24,567	30,598

Basic/Diluted earnings per share (in RMB)		0.03	0.07	0.33

(i) Weighted average number of ordinary shares

Summary of Weighted Average Number of Ordinary Shares

	2016	2017	2018
	(in millions)	(in millions)	(in millions)
Issued ordinary shares at January 1	23,947	23,947	30,598
Effect of shares issued	—	620	—

Weighted average number of ordinary shares at December 31	23,947	24,567	30,598